Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
(Loss) Earnings per Common Share [Abstract]
(Loss) Earnings per Common Share

	2018	2017	2016
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (99,203)	$7,612	$55,783
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,479)	(7,438)
Preferred share dividends, Series E	(10,637)	(7,860)	—
Preferred share dividends, Series F	(7,196)	—	—
Net (loss) income attributable to common share stockholders	(132,966)	(16,164)	39,908

Denominator
Weighted average common shares outstanding	87,111,636	84,713,572	84,905,078

Basic and diluted (loss) earnings per common share	$ (1.53)	$ (0.19)	$ 0.47